Bonds and money market funds - Summary of detailed information about bonds and money market funds (Detail) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018	Dec. 01, 2017
Schedule Of Detailed Information About Bonds And Money Market Funds Abstract [Abstract]
Bonds	$ 5,246	$ 7,746	$ 12,878
Money market funds	7,337	7,145	11,299
Bonds and money market funds	12,583	14,891	24,177
Current portion	11,964	9,691	16,524
Non-current portion	$ 619	$ 5,200	$ 7,653